Goodwill and Other Intangible Assets - Summary of Reconciliation of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining amortization period of intangible assets	7 years
North America Retail [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amount recoverable amount exceeds its carrying amount	$ 794
Percent by which units recoverable amount exceeds its carrying amount	6.00%
Selling Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization	$ 234	$ 225